Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Document Creation Date	dei_DocumentCreationDate	May 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 04, 2015
Prospectus Date	rr_ProspectusDate	May 04, 2015